Fair Value Measurements - Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Forward Purchase Agreement asset [Member]
Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities [Line Items]
Fair value, beginning	$ 155
Settlement	(132)
Change in fair value	(23)	339
Fair value, ending		155
SEPA Put Rights Asset [Member]
Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities [Line Items]
Fair value, beginning	188
Change in fair value	(156)	1,363
Fair value, ending	32	188
Embedded Derivative Liability [Member]
Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities [Line Items]
Fair value, beginning	80
Change in fair value	31	(11)
Fair value, ending	$ 111	$ 80